UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cadian Capital Management, LLC

Address:   461 Fifth Avenue
           24th Floor
           New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $1,253,446
                                          (thousands)


List of Other Included Managers:

No.     Form 13F File Number              Name

1.      028-12841                         Cadian Fund LP

2.      028-12845                         Cadian Offshore Fund Ltd.


                                           FORM 13F INFORMATION TABLE
                                         Cadian Capital Management, LLC
                                                  June 30, 2010




COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------        -----       --------  -------    --- ----  ----------  --------  ----    ------  ----
AMERICAN SUPERCONDUCTOR CORP   COM             030111108    20,315      761,149 SH        DEFINED     1, 2         761,149
AMKOR TECHNOLOGY INC           COM             031652100    30,506    5,536,438 SH        DEFINED     1, 2       5,536,438
ARTIO GLOBAL INVS INC          COM CL A        04315B107     1,339       85,100 SH        DEFINED     1, 2          85,100
ARUBA NETWORKS INC             COM             043176106     1,424      100,000     PUT   DEFINED     1, 2         100,000
ASPEN TECHNOLOGY INC           COM             045327103    62,250    5,716,282 SH        DEFINED     1, 2       5,716,282
CADENCE DESIGN SYSTEM INC      COM             127387108       474       81,800 SH        DEFINED     1, 2          81,800
CEPHEID                        COM             15670R107    43,424    2,710,620 SH        DEFINED     1, 2       2,710,620
CHARLES RIV LABS INTL INC      COM             159864107    70,665    2,065,631 SH        DEFINED     1, 2       2,065,631
COGO GROUP INC                 COM             192448108    15,947    2,555,600 SH        DEFINED     1, 2       2,555,600
COMPELLENT TECHNOLOGIES INC    COM             20452A108    18,463    1,523,371 SH        DEFINED     1, 2       1,523,371
CREE INC                       COM             225447101    33,917      565,000     PUT   DEFINED     1, 2         565,000
DIGITAL RIV INC                COM             25388B104    46,093    1,927,750 SH        DEFINED     1, 2       1,927,750
DIGITAL RIV INC                COM             25388B104    37,300    1,560,000     CALL  DEFINED     1, 2       1,560,000
EXPRESS SCRIPTS INC            COM             302182100    63,755    1,355,906 SH        DEFINED     1, 2       1,355,906
FIDELITY NATIONAL FINANCIAL    CL A            31620R105    37,475    2,884,900 SH        DEFINED     1, 2       2,884,900
GREEN MTN COFFEE ROASTERS IN   COM             393122106    25,700    1,000,000     PUT   DEFINED     1, 2       1,000,000
GSI COMMERCE INC               COM             36238G102    29,384    1,020,291 SH        DEFINED     1, 2       1,020,291
GYMBOREE CORP                  COM             403777105    21,569      505,000 SH        DEFINED     1, 2         505,000
INVERNESS MED INNOVATIONS IN   COM             46126P106     2,127       79,773 SH        DEFINED     1, 2          79,773
IXIA                           COM             45071R109     2,508      291,929 SH        DEFINED     1, 2         291,929
LIFE TECHNOLOGIES CORP         COM             53217V109    20,318      430,000 SH        DEFINED     1, 2         430,000
MASTERCARD INC                 CL A            57636Q104    46,291      232,000 SH        DEFINED     1, 2         232,000
MCAFEE INC                     COM             579064106    27,187      885,000 SH        DEFINED     1, 2         885,000
MENTOR GRAPHICS CORP           COM             587200106    22,431    2,534,555 SH        DEFINED     1, 2       2,534,555
MF GLOBAL HLDGS LTD            COM             55277J108    45,359    7,943,802 SH        DEFINED     1, 2       7,943,802
MONOLITHIC PWR SYS INC         COM             609839105    10,178      569,884 SH        DEFINED     1, 2         569,884
NATIONAL CINEMEDIA INC         COM             635309107     1,723      103,404 SH        DEFINED     1, 2         103,404
NCR CORP NEW                   COM             62886E108    10,363      855,000 SH        DEFINED     1, 2         855,000
NETEZZA CORP                   COM             64111N101     9,884      722,500 SH        DEFINED     1, 2         722,500
NETSCOUT SYS INC               COM             64115T104    44,109    3,101,872 SH        DEFINED     1, 2       3,101,872
NETSUITE INC                   COM             64118Q107     3,223      255,000 SH        DEFINED     1, 2         255,000
NEWELL RUBBERMAID INC          COM             651229106     9,447      645,258 SH        DEFINED     1, 2         645,258
NICE SYS LTD                   SPONSORED ADR   653656108     8,763      343,790 SH        DEFINED     1, 2         343,790
NVR INC                        COM             62944T105    17,031       26,000 SH        DEFINED     1, 2          26,000
ON SEMICONDUCTOR CORP          COM             682189105   101,193   15,860,965 SH        DEFINED     1, 2      15,860,965
QUALCOMM INC                   COM             747525103    72,598    2,210,664 SH        DEFINED     1, 2       2,210,664
QUALCOMM INC                   COM             747525103    32,840    1,000,000     CALL  DEFINED     1, 2       1,000,000
RIVERBED TECHNOLOGY INC        COM             768573107    22,046      798,200 SH        DEFINED     1, 2         798,200
SOLUTIA INC                    COM NEW         834376501    19,787    1,510,464 SH        DEFINED     1, 2       1,510,464
TALEO CORP                     CL A            87424N104    15,181      624,986 SH        DEFINED     1, 2         624,986
TOLL BROTHERS INC              COM             889478103    16,360    1,000,000 SH        DEFINED     1, 2       1,000,000
ULTRATECH INC                  COM             904034105       163       10,000 SH        DEFINED     1, 2          10,000
VALUECLICK INC                 COM             92046N102    11,117    1,039,900 SH        DEFINED     1, 2       1,039,900
VEECO INSTRS INC DEL           COM             922417100    22,815      665,563 SH        DEFINED     1, 2         665,563
VERIGY LTD                     SHS             Y93691106    31,907    3,671,709 SH        DEFINED     1, 2       3,671,709
VISA INC                       COM CL A        92826C839    50,049      707,400 SH        DEFINED     1, 2         707,400
VISA INC                       COM CL A        92826C839    14,150      200,000     CALL  DEFINED     1, 2         200,000
WEBSENSE INC                   COM             947684106     2,298      121,600 SH        DEFINED     1, 2         121,600




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